2017, 2018 and 2020 Warrants (Tables)	12 Months Ended
Dec. 31, 2020
Warrants and Rights Note Disclosure [Abstract]
Schedule of Fair Values for Outstanding Warrants	The Company determined the following fair values for the outstanding warrants (in thousands):

	December 31,
	2020	2019
2017 Warrants	$—	$1,035
2018 Warrants	—	87
Total	$—	$1,122